Nature and Continuance of Operations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
State or country of incorporation	Nevada
Date of incorporation	Jul. 20, 2010
Common stock, shares authorized	75,000,000	75,000,000
Common stock, par value	$ 0.001	$ 0.001
Accumulated deficit	$ 693,008	$ 225,950
Stock issued for cash value	$ 556,467
Private Placement [Member]
Aggregate of subscription receipts	9,113,659
Price per subscription	$ 0.60
Aggregate gross proceeds subscription receipts	$ 5,468,195